September 4, 2020

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon State Municipal Bond Funds
 1933 Act File No.: 33-10238
 1940 Act File No.: 811-04906
 CIK No.: 0000806176

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus of the above referenced Fund and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 80 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 28, 2020.

Please address any comments or questions to my attention at 412-234-2057.

Sincerely,

/s/ Vickie Walton
Vickie Walton
Analyst/Paralegal